Retirement Employee Benefits - Summary of Defined Benefit Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Present value of defined benefit obligations	$ 193,126	$ 183,125	$ 144,743	$ 120,606